Tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax liabilities
Social security	R$ 2,710	R$ 2,292
Severance indemnity fund (FGTS)	1,006	831
Federal VAT (PIS/COFINS)	4,276	5,275
Withholding income taxes (IRF/CSRF)	5,723	3,286
Service taxes (ISSQN)	1,337	1,430
Other	1,994	2,622
Total	R$ 17,046	R$ 15,736